Securitisation, covered bonds and other transferred assets (Tables)	12 Months Ended
Sep. 30, 2020
Securitisation, covered bonds and other transferred assets
Schedule of assets transferred and their associated liabilities
			For those liabilities that only have recourse to
			the transferred assets:
	Carrying	Carrying	Fair	Fair
	amount of	amount of	value of	value of	Net fair
Consolidated	transferred	associated	transferred	associated	value
$m	assets	liabilities	assets	liabilities	position
2020
Securitisation[1]	8,029	8,000	8,072	7,994	78
Covered bonds[2]	43,654	36,051	n/a	n/a	n/a
Repurchase agreements	36,727	27,763	n/a	n/a	n/a
Total	88,410	71,814	8,072	7,994	78
2019
Securitisation[1]	8,221	8,190	8,268	8,177	91
Covered bonds[2]	44,676	38,037	n/a	n/a	n/a
Repurchase agreements	13,754	10,604	n/a	n/a	n/a
Total	66,651	56,831	8,268	8,177	91

			For those liabilities that only have recourse to
			the transferred assets:
	Carrying	Carrying	Fair	Fair
	amount of	amount of	value of	value of	Net fair
Parent Entity	transferred	associated	transferred	associated	value
$m	assets	liabilities	assets	liabilities	position
2020
Securitisation[1]	141,660	141,000	141,991	138,870	3,121
Covered bonds[2]	36,689	31,926	n/a	n/a	n/a
Repurchase agreements	36,727	27,763	n/a	n/a	n/a
Total	215,076	200,689	141,991	138,870	3,121
2019
Securitisation[1]	101,689	101,146	101,871	100,268	1,603
Covered bonds[2]	37,697	33,160	n/a	n/a	n/a
Repurchase agreements	13,754	10,604	n/a	n/a	n/a
Total	153,140	144,910	101,871	100,268	1,603

1.	The carrying amount of assets securitised exceeds the amount of notes issued primarily because the carrying amount includes both principal and income received from the transferred assets.
2.

The difference between the carrying values of covered bonds and the assets pledged reflects the over-collateralisation required to maintain the ratings of the covered bonds and also additional assets to allow immediate issuance of additional covered bonds if required. These additional assets can be repurchased by Westpac at its discretion, subject to the conditions set out in the transaction documents.